4. Premises and Equipment (Details Narrative) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Premises And Equipment Details Narrative
Depreciation expense	$ 1.9	$ 2.0